Financial risk management and derivative financial instruments - Summary of Detailed Information About Hedging Instruments (Detail) € in Millions, £ in Millions, $ in Millions	Dec. 31, 2025 EUR (€) USD ($) GBP (£)	Sep. 30, 2025 EUR (€)
€500m 2.125% bonds 2027
Disclosure of detailed information about hedging instruments [line items]
Interest rate	2.125%
Not categorised as a financial instrument	€ 500
€600m 4.375% bonds 2029
Disclosure of detailed information about hedging instruments [line items]
Interest rate	4.375%
Not categorised as a financial instrument	€ 600
€750m 3.625% bonds 2031
Disclosure of detailed information about hedging instruments [line items]
Interest rate	3.625%
Not categorised as a financial instrument	€ 750
€850m 3.375% bonds 2030
Disclosure of detailed information about hedging instruments [line items]
Interest rate	3.375%
Not categorised as a financial instrument	€ 850	€ 850
November 2018 | Pay leg
Disclosure of detailed information about hedging instruments [line items]
Nominal amount of hedging instrument | £	436
November 2018 | Pay leg | Interest rate
Disclosure of detailed information about hedging instruments [line items]
Interest rate	3.493%
November 2018 | Receive leg
Disclosure of detailed information about hedging instruments [line items]
Nominal amount of hedging instrument	500
November 2018 | Receive leg | Interest rate
Disclosure of detailed information about hedging instruments [line items]
Interest rate	2.125%
November 2023 | Pay leg
Disclosure of detailed information about hedging instruments [line items]
Nominal amount of hedging instrument | $	657
November 2023 | Pay leg | Interest rate
Disclosure of detailed information about hedging instruments [line items]
Interest rate	5.975%
November 2023 | Receive leg
Disclosure of detailed information about hedging instruments [line items]
Nominal amount of hedging instrument	600
November 2023 | Receive leg | Interest rate
Disclosure of detailed information about hedging instruments [line items]
Interest rate	4.375%
September 2024 | Pay leg
Disclosure of detailed information about hedging instruments [line items]
Nominal amount of hedging instrument | $	834
September 2024 | Pay leg | Interest rate
Disclosure of detailed information about hedging instruments [line items]
Interest rate	4.903%
September 2024 | Receive leg
Disclosure of detailed information about hedging instruments [line items]
Nominal amount of hedging instrument	750
September 2024 | Receive leg | Interest rate
Disclosure of detailed information about hedging instruments [line items]
Interest rate	3.625%
September 2025 | Pay leg
Disclosure of detailed information about hedging instruments [line items]
Nominal amount of hedging instrument | $	990
September 2025 | Pay leg | Interest rate
Disclosure of detailed information about hedging instruments [line items]
Interest rate	4.874%
September 2025 | Receive leg
Disclosure of detailed information about hedging instruments [line items]
Nominal amount of hedging instrument	850
September 2025 | Receive leg | Interest rate
Disclosure of detailed information about hedging instruments [line items]
Interest rate	3.375%
October 2023 | Pay leg
Disclosure of detailed information about hedging instruments [line items]
Nominal amount of hedging instrument | $	425
October 2023 | Receive leg
Disclosure of detailed information about hedging instruments [line items]
Nominal amount of hedging instrument | £	344